Biological assets (Details 1)	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 ARS ($) $ / shares	Jun. 30, 2020 ARS ($)
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member]
Statement [Line Items]
Parameters	Yields - Operating costs - Selling expenses - Future of sale prices	Yields - Operating costs - Selling expenses - Future of sale prices
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Argentina [Member]
Statement [Line Items]
Increase yields		$ 259,000,000	$ 129,000,000
Increase future of sale prices		326,000,000	185,000,000
Increase operating cost		(118,000,000)	(76,000,000)
Decrease yields		(259,000,000)	(129,000,000)
Decrease future of sale prices		(326,000,000)	(185,000,000)
Decrease operating cost		118,000,000	76,000,000
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Brazil [Member]
Statement [Line Items]
Increase yields		346,000,000	0
Increase future of sale prices		177,000,000	0
Increase operating cost		(221,000,000)	0
Decrease yields		(346,000,000)	0
Decrease future of sale prices		(177,000,000)	0
Decrease operating cost		$ 221,000,000	0
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Bolivia [Member]
Statement [Line Items]
Future of sale prices | $ / shares		$ 22.56
Increase yields			20,000,000
Increase future of sale prices			41,000,000
Increase operating cost			(23,000,000)
Decrease yields			(20,000,000)
Decrease future of sale prices			(41,000,000)
Decrease operating cost			23,000,000
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Bottom Of Range [Member] | Argentina [Member]
Statement [Line Items]
Yields | $ / shares	$ 0.38
Future of sale prices | $ / shares	$ 2,156
Operating cost	$ 6,823,000,000
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Bottom Of Range [Member] | Brazil [Member]
Statement [Line Items]
Yields | $ / shares	$ 1.02
Future of sale prices | $ / shares	$ 1,049
Operating cost	$ 629,000,000
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Top Of Range [Member] | Argentina [Member]
Statement [Line Items]
Yields | $ / shares	$ 12.59
Future of sale prices | $ / shares	$ 98,040
Operating cost	$ 46,152,000,000
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Top Of Range [Member] | Brazil [Member]
Statement [Line Items]
Yields | $ / shares	$ 5.55
Future of sale prices | $ / shares	$ 4,344
Operating cost	$ 1,633,000,000
Sugarcane Fields [Member] | Level 3 [Member] | Discounted Cash Flows [Member]
Statement [Line Items]
Parameters	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate
Sugarcane Fields [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Brazil [Member]
Statement [Line Items]
Yields | $ / shares	$ 83.00
Future of sale prices | $ / shares	$ 123.16
Operating cost	$ 63,120,000.00
Increase yields		$ 954,000,000	213,000,000
Increase future of sale prices		536,000,000	311,000,000
Increase operating cost		(631,000,000)	240,000,000
Decrease yields		(954,000,000)	(213,000,000)
Decrease future of sale prices		(536,000,000)	(311,000,000)
Decrease operating cost		$ 631,000,000	$ (240,000,000)
Sugarcane Fields [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Bottom Of Range [Member] | Bolivia [Member]
Statement [Line Items]
Yields | $ / shares	$ 65
Operating cost	$ 445,000,000
Sugarcane Fields [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Top Of Range [Member] | Bolivia [Member]
Statement [Line Items]
Yields | $ / shares	$ 104
Operating cost	$ 461,000,000
Cattle [Member] | Level 2 [Member] | Comparable Market Prices [Member]
Statement [Line Items]
Parameters	Price per livestock head/kg and per category	Price per livestock head/kg and per category